Basis of Presentation and General Information - Vessels Acquisitions (Details)	Aug. 06, 2015 Vessel	Mar. 19, 2015 t	Dec. 23, 2014 t
Capesize Vessel [Member]
Property, Plant and Equipment [Line Items]
Number of vessels acquired	5
Capesize Vessel [Member] | Leadership [Member]
Property, Plant and Equipment [Line Items]
Dead Weight Tonnage | t		171,199	171,199
Dry Bulk Vessel [Member]
Property, Plant and Equipment [Line Items]
Number of vessels acquired	7